Financial Assets and Liabilities - Summary of Prepayments (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Financial Assets And Liabilities [Abstract]
Clinical trial research and development expenditure	$ 12,042	$ 13,571
Other	759	340
Prepaid insurance and subscriptions	141	194
Prepayments	$ 12,942	$ 14,105